Retirement Plans	3 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012
Retirement Plans

5.    Retirement Plans

Defined Benefit Pension Plan

The Company sponsors one noncontributory defined benefit retirement plan covering certain of its U.S. employees. This plan was frozen during fiscal year 2011. The net periodic benefit cost for this plan was not material for the quarters ended December 28, 2012 and December 30, 2011.

The estimated net actuarial loss for the pension benefit plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the current fiscal year is expected to be $1 million.

The Company’s funding policy is to make contributions in accordance with U.S. laws as well as to make discretionary voluntary contributions from time-to-time. The Company anticipates that it will contribute at least the minimum required to its pension plan in fiscal year 2013 of $2 million. During the quarter ended December 28, 2012, the Company did not make any contributions to its pension plan.

Prior to the Separation, the plan was a commingled plan and included plan participants of other Tyco subsidiaries. Therefore, for the quarter ended December 30, 2011, the Company recorded its portion of the commingled plan expense and the related obligations, which had been actuarially determined based on the Company’s specific benefit formula by participant and allocated plan assets. In conjunction with the Separation, the plan was legally separated, and assets were reallocated based on the ERISA prescribed calculation.

Postretirement Benefit Plans

Net periodic postretirement benefit cost was not material for the quarters ended December 28, 2012 and December 30, 2011.

10.	Retirement Plans

The Company measures its retirement plans as of its fiscal year end.

Defined Benefit Pension Plan—The Company sponsors one noncontributory defined benefit retirement plan covering certain of its U.S. employees. Net periodic pension benefit cost is based on periodic actuarial valuations which use the projected unit credit method of calculation and is charged to the Consolidated and Combined Statements of Operations on a systematic basis over the expected average remaining service lives of current participants. Contribution amounts are determined based on U.S. regulations and the advice of professionally qualified actuaries. The benefits under the defined benefit plan are based on various factors, such as years of service and compensation.

Prior to the Separation, the plan was a co-mingled plan and included plan participants of other Tyco subsidiaries. Therefore, for periods prior to September 28, 2012, the Company recorded its portion of the co-mingled plan expense and the related obligations, which had been actuarially determined based on the Company’s specific benefit formula by participant and allocated plan assets. The contribution amounts for periods prior to the Separation were determined in total for the co-mingled plan and allocated to the Company based on headcount. In conjunction with the Separation, the plan was legally separated, and assets were reallocated based on the ERISA prescribed calculation.

The net periodic benefit cost for the defined benefit pension plan for 2012, 2011 and 2010 is as follows ($ in millions):

	2012	2011	2010
Service cost	$—	$1	$1
Interest cost	3	3	3
Expected return on plan assets	(4)	(4)	(3)
Amortization of net actuarial loss	1	1	2

Net periodic benefit cost	$—	$1	$3

Weighted-average assumptions used to determine net periodic pension cost during the year:
Discount rate	4.5%	5.0%	5.5%
Expected return on plan assets	8.0%	8.0%	8.0%
Rate of compensation increase	N/A	4.0%	4.0%

During fiscal 2011, the Company froze its active U.S. pension plan. As a result, the Company amortizes its actuarial gains and losses over the average remaining life expectancy of the pension plan participants.

The estimated net actuarial loss for the pension benefit plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year is expected to be $1 million.

The change in benefit obligations, plan assets and the amounts recognized on the Consolidated and Combined Balance Sheets for the defined benefit plan as of September 28, 2012 and September 30, 2011 is as follows ($ in millions):

	September 28, 2012	September 30, 2011
Change in benefit obligations:
Benefit obligations as of beginning of year	$72	$67
Service cost	—	1
Interest cost	3	3
Actuarial loss	9	5
Benefits and administrative expenses paid	(3)	(4)

Benefit obligations as of end of year	$81	$72

Change in plan assets:
Fair value of plan assets as of beginning of year	$48	$47
Actual return on plan assets	5	1
Employer contributions	2	4
Benefits and administrative expenses paid	(3)	(4)

Fair value of plan assets as of end of year	$52	$48

Funded status	$(29)	$(24)

Amounts recognized in the Consolidated and Combined Balance Sheets for the defined benefit plan as of September 28, 2012 and September 30, 2011 are as follows ($ in millions):

	September 28, 2012	September 30, 2011
Amounts reflected in other liabilities:
Non-current liabilities	$(29)	$(24)

Amounts recognized in accumulated other comprehensive income (before income taxes) consist of:
Net actuarial loss	$(39)	$(34)

Weighted-average assumptions used to determine pension benefit obligations at year end:
Discount rate	3.7%	4.5%
Rate of compensation increase	N/A	N/A

The accumulated and aggregate benefit obligation and fair value of plan assets for the pension plan with accumulated benefit obligations in excess of plan assets were $81 million and $52 million, respectively, as of September 28, 2012 and $72 million and $48 million, respectively, as of September 30, 2011.

In determining the expected return on plan assets, the Company considers the relative weighting of plan assets by asset class, historical performance of asset classes over long-term periods, asset class performance expectations as well as current and future economic conditions.

The Company’s investment strategy for its pension plan is to manage the plan on a going-concern basis. Current investment policy is to maintain an adequate level of diversification while maximizing the return on assets, subject to a prudent level of portfolio risk, for the purpose of enhancing the security of benefits for participants as well as providing adequate liquidity to meet immediate and future benefit payment requirements. In addition, U.S. regulations and financial considerations are factors in determining the appropriate investment strategy. The policy targets a 60% allocation to equity securities and a 40% allocation to debt securities.

The pension plan has the following weighted-average asset allocations:

	2012	2011
Asset Category:
Equity securities	60%	55%
Debt securities	38%	44%
Cash and cash equivalents	2%	1%

Total	100%	100%

ADT’s common shares are not a direct investment of the Company’s pension fund, but may be held through investment funds. The aggregate amount of the securities would not be considered material relative to the total fund assets.

The Company evaluates its defined benefit plan’s asset portfolio for the existence of significant concentrations of risk. Types of investment concentration risks that are evaluated include, but are not limited to, concentrations in a single entity, industry, foreign country and individual fund manager. As of September 28, 2012, there were no significant concentrations of risk in the Company’s defined benefit plan assets.

The Company’s plan assets are accounted for at fair value. Authoritative guidance for fair value measurements establishes a three level hierarchy that ranks the quality and reliability of information used in developing fair value estimates. The hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. In cases where two or more levels of inputs are used to determine fair value, the level is determined based on the lowest level input that is considered significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are summarized as follows:

•	Level 1—inputs are based upon quoted prices (unadjusted) in active markets for identical assets or liabilities which are accessible as of the measurement date.

•

Level 2—inputs are based upon quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and model derived valuations for the asset or liability that are derived principally from or corroborated by market data for which the primary inputs are observable, including forward interest rates, yield curves, credit risk and exchange rates.

•

Level 3—inputs for the valuations are unobservable and are based on management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model based techniques such as option pricing models and discounted cash flow models.

The Company’s asset allocations by level within the fair value hierarchy as of September 28, 2012 and September 30, 2011 are presented in the table below for the Company’s defined benefit plan.

	September 28, 2012
($ in millions)	Level 1	Level 2	Total
Equity securities:
U.S. equity securities	$—	$21	$21
Non-U.S. equity securities	—	10	10
Fixed income securities:
Government and government agency securities	—	10	10
Corporate debt securities	—	10	10
Cash and cash equivalents	—	1	1

Total	$—	$52	$52

	September 30, 2011
($ in millions)	Level 1	Level 2	Total
Equity securities:
U.S. equity securities	$4	$7	$11
Non-U.S. equity securities	3	10	13
Fixed income securities:
Government and government agency securities	1	9	10
Corporate debt securities	—	12	12
Mortgage and other asset-backed securities	—	1	1
Cash and cash equivalents	1	—	1

Total	$9	$39	$48

Equity securities consist primarily of publicly traded U.S. and non-U.S. equities. Publicly traded securities are valued at the last trade or closing price reported in the active market in which the individual securities are traded. Certain equity securities are held within commingled funds which are valued at the unitized net asset value (“NAV”) or percentage of the net asset value as determined by the custodian of the fund. These values are based on the fair value of the underlying net assets owned by the fund.

Fixed income securities consist primarily of government and agency securities, corporate debt securities, and mortgage and other asset-backed securities. When available, fixed income securities are valued at the closing price reported in the active market in which the individual security is traded. Government and agency securities and corporate debt securities are valued using the most recent bid prices or occasionally the mean of the latest bid and ask prices when markets are less liquid. Asset-backed securities including mortgage backed securities are valued using broker/dealer quotes when available. When quotes are not available, fair value is determined utilizing a discounted cash flow approach, which incorporates other observable inputs such as cash flows, underlying security structure and market information including interest rates and bid evaluations of comparable securities. Certain fixed income securities are held within commingled funds which are valued utilizing NAV determined by the custodian of the fund. These values are based on the fair value of the underlying net assets owned by the fund.

Cash and cash equivalents consist primarily of short-term commercial paper, bonds and other cash or cash-like instruments including settlement proceeds due from brokers, stated at cost, which approximates fair value.

The following tables set forth a summary of pension plan assets valued using NAV or its equivalent as of September 28, 2012 and September 30, 2011 ($ in millions):

	September 28, 2012
Investment	Fair Value	Redemption Frequency	Redemption Notice Period
U.S. equity securities	$21	Daily	1 day, 5 days
Non-U.S. equity securities	10	Daily	3 days
Government and government agency securities	10	Daily	2 days
Corporate debt securities	10	Daily	2 days

	$51

	September 30, 2011
Investment	Fair Value	Redemption Frequency	Redemption Notice Period
U.S. equity securities	$5	Daily	1 day
Non-U.S. equity securities	1	Daily, Semi-monthly	1 day, 5 days
Government and government agency securities	4	Daily	1 day
Corporate debt securities	4	Daily	1 day, 2 days, 3 days
Mortgage and other asset-backed securities	1	Daily	1 day, 3 days

	$15

The strategy of the Company’s investment managers with regard to the investments valued using NAV or its equivalent is to either match or exceed relevant benchmarks associated with the respective asset category. None of the investments valued using NAV or its equivalent contain any redemption restrictions or unfunded commitments.

The Company’s funding policy is to make contributions in accordance with U.S. laws as well as to make discretionary voluntary contributions from time-to-time. During fiscal year 2012, the Company contributed $2 million to its pension plan, which represented the Company’s minimum required contributions to its pension plan for that period. The Company anticipates that it will contribute at least the minimum required to its pension plan in fiscal year 2013 of $2 million.

Benefit payments, including those amounts to be paid and reflecting future expected service as appropriate, are expected to be paid as follows ($ in millions):

Fiscal 2013	$3
Fiscal 2014	3
Fiscal 2015	3
Fiscal 2016	3
Fiscal 2017	4
Fiscal 2018 – Fiscal 2022	20

The Company also participates in multi-employer defined benefit plans on behalf of certain employees. Pension expense related to multi-employer plans was not material for 2012, 2011 and 2010.

Defined Contribution Retirement Plans—Prior to the Separation, the Company maintained through Tyco several defined contribution retirement plans, which include 401(k) matching programs, as well as qualified and nonqualified profit sharing and share bonus retirement plans. Expense for the defined contribution plans is computed as a percentage of participants’ compensation and was $22 million, $17 million and $14 million for 2012, 2011 and 2010, respectively. Following the Separation, the Company maintains its own standalone 401(k) matching programs.

Deferred Compensation Plan—Prior to the Separation, the Company maintained through Tyco, a nonqualified Supplemental Savings and Retirement Plan (“SSRP”), which permits eligible employees to defer a portion of their compensation. A record keeping account is set up for each participant and the participant chooses from a variety of measurement funds for the deemed investment of their accounts. The measurement funds correspond to a number of funds in the Company’s 401(k) plans and the account balance fluctuates with the investment returns on those funds. Deferred compensation liabilities were $12 million and $11 million as of September 28, 2012 and September 30, 2011, respectively. Deferred compensation expense was not material for 2012, 2011 and 2010, respectively. Following the Separation, the Company maintains its own standalone SSRP for eligible employees.

Postretirement Benefit Plans—The Company generally does not provide postretirement benefits other than pensions for its employees. However, certain acquired operations provide these benefits to employees who were eligible at the date of acquisition, and a small number of U.S. and Canadian operations provide ongoing eligibility for such benefits.

Net periodic postretirement benefit cost was not material for 2012, 2011 and 2010. The Company’s Consolidated and Combined Balance Sheets include postretirement benefit obligations of $5 million as of both September 28, 2012 and September 30, 2011. In addition, the Company recorded net actuarial gains of nil and $1 million within accumulated other comprehensive income included in the Consolidated and Combined Statements of Stockholders’ Equity as of September 28, 2012 and September 30, 2011, respectively.

The Company does not expect to make any material contributions to its postretirement benefit plans in 2013. Benefit payments, including those amounts to be paid and reflecting future expected service are not expected to be material for fiscal 2013 and thereafter.